Subordinated Liabilities - Summary of Subordinated Liabilities - Parent (Parenthetical) (Detail) - Santander UK Group Holdings plc - USD ($)	Dec. 31, 2020	Dec. 31, 2019
4.75% Subordinated notes (US$1,000m)
Subordinated liabilities [line items]
Interest rate	4.75%	4.75%
Notional amount	$ 1,000,000,000	$ 1,000,000,000
5.625% Subordinated notes (US$500m)
Subordinated liabilities [line items]
Interest rate	5.625%	5.625%
Notional amount	$ 500,000,000	$ 500,000,000